Details of Cash From Operating Activities - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Accounts receivable	$ (446)	$ (410)
Inventories	(159)	(241)
Prepaid expenses and other	189	13
Accounts payable	562	139
Accrued salaries and wages	94	43
Other accrued liabilities	(145)	72
Income taxes payable	(14)	40
Changes in operating assets and liabilities	$ 81	$ (344)